Commitments and Contigencies (Tables)	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure
Purchase Obligations

Obligations:	Total	1st year	2nd year	3rd year	4th year

Vessels shipbuilding contracts	$611,965	$353,920	$152,645	$105,400	$0
Drillship Shipbuilding contracts plus owners furnished equipment	1,711,623	614,725	1,096,898		0
Total obligations	$$2,323,588	$968,645	$1,249,543	$105,400	$0